Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (6,099)	£ (6,439)
Fair value of funded scheme assets	6,302	6,612
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	898	907
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,404)	(5,705)
Fair value of funded scheme assets	6,302	6,612
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,614)	(5,918)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	909	912
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,266)	(5,560)
Fair value of funded scheme assets	6,175	6,472
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	909	912
Pension schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,255)	(1,380)
Fair value of funded scheme assets	1,736	1,843
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	481	463
Pension schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,871)	(1,942)
Fair value of funded scheme assets	2,016	2,109
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	145	167
Pension schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(657)	(695)
Fair value of funded scheme assets	830	798
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	173	103
Pension schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(462)	(499)
Fair value of funded scheme assets	492	534
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	30	35
Pension schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(444)	(465)
Fair value of funded scheme assets	450	542
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	6	77
Pension schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(232)	(243)
Fair value of funded scheme assets	268	267
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	36	24
Pension schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(345)	(336)
Fair value of funded scheme assets	383	379
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	£ 38	£ 43